Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2023
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 20 – SUPPLEMENTAL CASH FLOW INFORMATION

Set out below are non-cash investing and financing activities during the six months ended June 30, 2023 and 2022:

Non-cash investing and financing activities:

	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2023	2022
Reallocation of opening deficit to reserve	€(1,028,578)	€(267,222)

During the six months ended June 30, 2023 and 2022, the Company paid interest of € 158,321 and € 131,282 and income taxes of €0 and € 233,927, respectively.